Non-current Assets Held for Sale and Discontinued Operations - Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Interest in companies		$ 638,063
Other Debt Securities		290,662
Property, Plant and Equipment	$ 39,008	6,599
Total	39,008	935,324
Prisma Medios de Pago S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Interest in companies		638,063
Financial Trust Crecere [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Other Debt Securities		290,662
Real estate [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Property, Plant and Equipment	$ 39,008	$ 6,599